ACQUISITIONS - Additional Information (Details) - USD ($) $ in Thousands				3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 01, 2021	Feb. 01, 2021	Jul. 16, 2020	Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jul. 15, 2020
Business Acquisition [Line Items]
Payments to acquire business								$ 24,830	$ 0
Issuance of equity for Aimtell/PushPros/Aramis and Crisp Results								35	0
Contingent consideration payable - noncurrent				$ 4,035				4,035		$ 0
Deferred acquisition consideration payable				4,642				4,642		0
Acquisition costs				466			$ 47	1,960	74
Payment of equity issuance costs								$ 322	$ 0
Units/shares redeemed and issued to Class A Common Stock				192
Minimum | Brand
Business Acquisition [Line Items]
Expected useful life								1 year
Minimum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								5 years
Minimum | Technology
Business Acquisition [Line Items]
Expected useful life								3 years
Maximum | Brand
Business Acquisition [Line Items]
Expected useful life								7 years
Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								6 years
Maximum | Technology
Business Acquisition [Line Items]
Expected useful life								5 years
Crisp Results
Business Acquisition [Line Items]
Consideration transferred	$ 40,000
Payments to acquire business	20,000
Issuance of equity for Aimtell/PushPros/Aramis and Crisp Results	20,000
Contingent consideration	10,000
Contingent consideration liability	$ 4,800			5,400				$ 5,400
Earnout period	12 months
Deferred payment	$ 5,000
Deferred payment period	18 months
Deferred acquisition consideration payable	$ 4,600
Contingent consideration earnout increase								600
Acquisition costs								700
Payment of equity issuance costs								$ 200
Equity issued to acquiree (in shares)						1,600,000
Crisp Results | Minimum | Brand
Business Acquisition [Line Items]
Expected useful life								1 year
Crisp Results | Minimum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								5 years
Crisp Results | Maximum | Brand
Business Acquisition [Line Items]
Expected useful life								7 years
Crisp Results | Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								6 years
Aimtell, PushPros and Aramis
Business Acquisition [Line Items]
Consideration transferred		$ 20,000
Payments to acquire business		5,000
Issuance of equity for Aimtell/PushPros/Aramis and Crisp Results		15,000
Contingent consideration	$ 4,900	$ 4,900
Earnout period		3 years
Contingent consideration payable - noncurrent		$ 15,000
Acquisition costs								$ 500
Equity issued to acquiree (in shares)		1,290,000
Working capital		$ 300
Aimtell, PushPros and Aramis | Technology
Business Acquisition [Line Items]
Expected useful life								7 years
Aimtell, PushPros and Aramis | Minimum | Brand
Business Acquisition [Line Items]
Expected useful life								1 year
Aimtell, PushPros and Aramis | Minimum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								5 years
Aimtell, PushPros and Aramis | Maximum | Brand
Business Acquisition [Line Items]
Expected useful life								7 years
Aimtell, PushPros and Aramis | Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								6 years
SmarterChaos
Business Acquisition [Line Items]
Acquisition costs										$ 400
Payments to acquire business			$ 5,800
Units/shares redeemed and issued to Class A Common Stock (in shares)								154,000
Units/shares redeemed and issued to Class A Common Stock				$ 392	[1]			$ 3,000
SmarterChaos | Minimum | Brand
Business Acquisition [Line Items]
Expected useful life								1 year
SmarterChaos | Minimum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								5 years
SmarterChaos | Maximum | Brand
Business Acquisition [Line Items]
Expected useful life								7 years
SmarterChaos | Maximum | Customer relationships
Business Acquisition [Line Items]
Expected useful life								6 years
SmarterChaos | DMSH
Business Acquisition [Line Items]
Equity issued to acquiree (in shares)			307,000
Value of equity issued											$ 3,000

[1]	The carrying amount of non-controlling interest was adjusted to reflect the change in ownership interest caused by additional controlling shares contributed as a result of the Crisp acquisition and non-controlling redemptions by Prism and the sellers of SmarterChaos.